Other assets and liabilities F.1. Movements in Provisions for Expected Credit Losses in 2025 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance Account For Credit Losses [Roll Forward]
(Additional)/Reversal Allowances	$ 3	$ 12	$ 3
Trade receivables, net
Allowance Account For Credit Losses [Roll Forward]
Opening balance, net	390
Closing balance, net	527	390
Trade receivables, net | Accumulated depreciation and impairment
Allowance Account For Credit Losses [Roll Forward]
Opening balance, net	(411)
Change in scope (see note A.1.2. and A.2.2.)	(31)
(Additional)/Reversal Allowances	(113)
Used	79
Transfers	2
Translation differences	(27)
Other	1
Closing balance, net	(500)	(411)
Allowance for doubtful accounts - Trade receivables | Accumulated depreciation and impairment
Allowance Account For Credit Losses [Roll Forward]
Opening balance, net	(407)
Change in scope (see note A.1.2. and A.2.2.)	(31)
(Additional)/Reversal Allowances	(113)
Used	79
Transfers	2
Translation differences	(26)
Other	1
Closing balance, net	(495)	(407)
Allowance for other doubtful accounts - Other receivables | Accumulated depreciation and impairment
Allowance Account For Credit Losses [Roll Forward]
Opening balance, net	(4)
Change in scope (see note A.1.2. and A.2.2.)	0
(Additional)/Reversal Allowances	(1)
Used	0
Transfers	0
Translation differences	0
Other	0
Closing balance, net	$ (5)	$ (4)